UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21878

Oppenheimer Rochester Maryland Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way,

Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OppenheimerFunds, Inc.

Two World Financial Center,

New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: March 31

Date of reporting period: 6/29/2012

Item 1.	Schedule of Investments.

Oppenheimer Rochester Maryland Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes-116.5%
Maryland-66.2%
$40,000	Anne Arundel County, MD Solid Waste	5.400%	09/01/2013	$40,149
25,000	Anne Arundel County, MD Solid Waste[1]	5.500	09/01/2016	25,402
500,000	Anne Arundel County, MD Special Obligation (National Business Park-North)	6.100	07/01/2040	526,985
25,000	Baltimore, MD Convention Center[1]	5.500	09/01/2014	25,095
625,000	Baltimore, MD Convention Center Hotel[1]	5.250	09/01/2039	652,394
5,000	Baltimore, MD GO	5.000	10/15/2015	5,019
1,676,000	Baltimore, MD Special Obligation (North Locust Point)	5.500	09/01/2034	1,700,151
1,000,000	Baltimore, MD Wastewater[1]	5.000	07/01/2041	1,132,760
15,000	Baltimore, MD Water[1]	5.000	07/01/2027	15,051
3,920,000	Brunswick, MD Special Obligation (Brunswick Crossing)	5.500	07/01/2036	3,387,272
20,000	Dawson-Adams, MD Devel. Corp. (Co-Op Hsg.)	7.375	11/01/2014	20,047
10,000	Dawson-Adams, MD Devel. Corp. (Co-Op Hsg.)	7.375	11/01/2019	10,023
200,000	Frederick County, MD Educational Facilities (Mount St. Mary’s College)[1]	5.625	09/01/2038	195,826
15,000	Frederick County, MD Special Obligation (Lake Linganore)	5.700	07/01/2029	15,043
10,000	Frederick, MD (Carrollton Apartments)[1]	5.650	09/01/2013	10,039
1,350,000	Howard County, MD Retirement Community (Vantage House Facility)	5.250	04/01/2037	1,247,117
250,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	4.850	09/01/2047	255,033
15,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.050	07/01/2018	15,025
25,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.050	07/01/2028	25,393
5,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.100	07/01/2016	5,009
30,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.100	07/01/2023	30,037
50,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.100	07/01/2033	50,712
40,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.125	05/01/2022	40,239
115,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.150	03/01/2018	115,205
95,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.150	07/01/2028	95,084
85,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.200	09/01/2022	85,121
195,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.200	07/01/2024	200,604
25,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.200	07/01/2031	25,021
50,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.350	07/01/2023	50,075

1	Oppenheimer Rochester Maryland Municipal Fund

Oppenheimer Rochester Maryland Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Value
$70,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.350%	09/01/2032	$70,068
75,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.350	07/01/2041	75,053
175,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.375	09/01/2024	175,231
5,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.400	07/01/2022	5,008
1,835,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.450	07/01/2043	1,836,413
25,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.500	07/01/2022	25,042
15,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.550	07/01/2031	15,017
40,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.875	07/01/2021	40,082
20,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.950	07/01/2023	20,034
90,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	6.000	07/01/2032	90,136
270,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	6.250	07/01/2031	270,454
180,000	MD Community Devel. People’s Resource Center (Auburn Manor Apartments)[1]	5.300	10/01/2028	180,200
5,000	MD EDC (Maryland Aviation Administration Facilities)[1]	5.000	06/01/2027	5,060
1,500,000	MD EDC (Transition Facilities)[1]	5.750	06/01/2035	1,621,140
90,000	MD EDC Student Hsg. (Allegheny College Hsg.)	5.750	09/01/2020	89,933
15,000	MD EDC Student Hsg. (Allegheny College Hsg.)	6.000	09/01/2032	14,505
270,000	MD EDC Student Hsg. (Bowie State University)[1]	5.375	06/01/2033	247,620
450,000	MD EDC Student Hsg. (Bowie State University)[1]	6.000	06/01/2023	450,972
80,000	MD EDC Student Hsg. (Collegiate Hsg. Foundation)[1]	5.750	06/01/2029	80,073
1,140,000	MD EDC Student Hsg. (Collegiate Hsg. Foundation)[1]	6.000	06/01/2030	1,140,559
85,000	MD EDC Student Hsg. (Morgan State University)[1]	6.000	07/01/2034	85,764
80,000	MD EDC Student Hsg. (University Village at Sheppard Pratt)	5.875	07/01/2021	80,127
40,000	MD EDC Student Hsg. (University Village at Sheppard Pratt)	6.000	07/01/2033	39,159
810,000	MD Energy Financing Administration (Cogeneration-AES Warrior Run)	7.400	09/01/2019	814,520
20,000	MD H&EFA (Calvert Health System/Calvert Memorial Hospital of Calvert County Obligated Group)[1]	5.000	07/01/2019	20,069
25,000	MD H&HEFA (Anne Arundel Medical Center)[1]	5.100	07/01/2018	25,066
1,000,000	MD H&HEFA (Anne Arundel Medical Center)[1]	6.750	07/01/2039	1,195,230
20,000	MD H&HEFA (Board of Child Care)[1]	5.375	07/01/2032	20,027
1,700,000	MD H&HEFA (Carroll Hospital Center)[1]	5.000	07/01/2037	1,823,811
600,000	MD H&HEFA (Charlestown Community)[1]	6.125	01/01/2030	677,544
1,000,000	MD H&HEFA (Charlestown Community)[1]	6.250	01/01/2041	1,123,670

2	Oppenheimer Rochester Maryland Municipal Fund

Oppenheimer Rochester Maryland Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Value
$1,025,000	MD H&HEFA (Charlestown Community)[1]	6.250%		01/01/2045	$1,159,501
1,000,000	MD H&HEFA (College of Notre Dame)[1]	5.000		10/01/2035	1,078,780
1,500,000	MD H&HEFA (Doctors Community Hospital)[1]	5.750		07/01/2038	1,597,380
1,010,000	MD H&HEFA (Edenwald)	5.400		01/01/2031	1,022,312
1,000,000	MD H&HEFA (Edenwald)	5.400		01/01/2037	1,007,140
1,000,000	MD H&HEFA (Greater Baltimore Medical Center)[1]	4.250		07/01/2034	1,032,530
1,000,000	MD H&HEFA (Greater Baltimore Medical Center)[1]	5.000		07/01/2027	1,107,890
500,000	MD H&HEFA (Greater Baltimore Medical Center)[1]	5.750		07/01/2034	571,515
1,000,000	MD H&HEFA (Hebrew Home of Greater Washington/Landow House Obligated Group)[1]	5.800		01/01/2032	1,020,410
25,000	MD H&HEFA (Johns Hopkins Hospital)	5.500		07/01/2026	25,036
1,000,000	MD H&HEFA (Johns Hopkins University)[1]	5.250		07/01/2038	1,156,270
165,000	MD H&HEFA (King Farm Presbyterian Community)	5.000		01/01/2017	165,003
3,780,000	MD H&HEFA (King Farm Presbyterian Community)	5.300		01/01/2037	3,383,856
125,000	MD H&HEFA (KKCH/KKA/KKECS/KKRI Obligated Group)[1]	5.500		07/01/2014	125,310
1,100,000	MD H&HEFA (LBH/SHB/NWHC Obligated Group)[1]	5.000		07/01/2034	1,176,461
400,000	MD H&HEFA (Lifebridge Health)[1]	6.000		07/01/2041	462,124
1,000,000	MD H&HEFA (McLean School of Maryland))[1]	6.000		07/01/2031	1,000,290
10,000,000	MD H&HEFA (Medstar Health)[2]	5.250		05/15/2046	11,000,300
1,000,000	MD H&HEFA (Medstar Health)[1]	5.375		08/15/2024	1,069,460
30,000	MD H&HEFA (Medstar Health)[1]	5.500		08/15/2033	31,178
125,000	MD H&HEFA (Memorial Hospital at Easton)[1]	4.700		07/01/2019	125,266
1,000,000	MD H&HEFA (Mercy Medical Center)[1]	5.000		07/01/2031	1,062,700
1,265,000	MD H&HEFA (Notre Dame Maryland University)[1]	5.000		10/01/2032	1,341,507
1,000,000	MD H&HEFA (Notre Dame Maryland University)[1]	5.000		10/01/2037	1,039,390
1,000,000	MD H&HEFA (Notre Dame Maryland University)[1]	5.000		10/01/2042	1,040,230
1,500,000	MD H&HEFA (Peninsula United Methodist Homes of Maryland)	5.750		10/01/2019	1,289,970
60,000	MD H&HEFA (Peninsula United Methodist Homes of Maryland)	5.750		10/01/2026	46,463
50,000	MD H&HEFA (Roland Park Place)	5.500		07/01/2014	50,056
50,000	MD H&HEFA (Roland Park Place)	5.625		07/01/2018	50,031
10,000	MD H&HEFA (Roland Park Place)	5.625		07/01/2024	10,001
210,000	MD H&HEFA (Union Hospital of Cecil County)[1]	5.625		07/01/2032	210,636
250,000	MD H&HEFA (Upper Chesapeake)[1]	6.000		01/01/2038	274,295
50,000	MD H&HEFA (Washington Christian Academy)[3]	5.250	[4]	07/01/2018	20,000
300,000	MD H&HEFA (Washington Christian Academy)[3]	5.500	[4]	07/01/2038	120,000
20,000	MD Industrial Devel. Financing Authority (Bon Secours Health System)[1]	5.500		08/15/2015	20,061
60,000	MD Industrial Devel. Financing Authority (Bon Secours Health System)[1]	5.500		08/15/2020	60,121
1,000,000	Montgomery County, MD (Trinity Health Corp.)[1]	5.000		12/01/2040	1,095,510
50,000	Montgomery County, MD Hsg. Opportunities Commission (HP Landings Edge)[1]	5.050		07/01/2028	50,065
10,000	Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.)[1]	6.050		07/01/2026	10,020

3	Oppenheimer Rochester Maryland Municipal Fund

Oppenheimer Rochester Maryland Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Value
$15,000	Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.), Series A1	6.250%		07/01/2026	$15,031
40,000	Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.), Series B1	5.000		07/01/2023	40,046
185,000	Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.), Series B1	5.200		07/01/2044	185,104
110,000	Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.), Series B1	5.250		07/01/2029	110,121
10,000	Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.), Series B1	6.000		07/01/2020	10,025
55,000	Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.), Series C1	7.150		07/01/2023	55,142
200,000	Montgomery County, MD Hsg. Opportunities Commission (Single Family Mtg.)	5.842	[5]	07/01/2033	59,018
10,000	Montgomery County, MD Hsg. Opportunities Commission (Single Family Mtg.), Series A1	4.400		07/01/2015	10,024
190,000	Montgomery County, MD Hsg. Opportunities Commission (Single Family Mtg.), Series A	5.527	[5]	07/01/2028	77,993
750,000	Montgomery County, MD Hsg. Opportunities Commission, Series A1	5.650		11/01/2033	750,975
35,000	Montgomery County, MD Special Obligation (West Germantown Devel. District)[1]	5.500		07/01/2027	35,406
500,000	Montgomery County, MD Water Quality Protection[6]	5.000		04/01/2031	568,530
250,000	Montgomery County, MD Water Quality Protection[6]	5.000		04/01/2032	283,525
3,400,000	Prince Georges County, MD Special District (Victoria Falls)	5.250		07/01/2035	3,400,306
1,000,000	Salisbury, MD Special Obligation (Villages at Aydelotte Farm)	5.250		01/01/2037	387,440
500,000	Westminster, MD Education Facilities (McDaniel College)[1]	5.000		11/01/2023	530,235

					65,986,507
U.S. Possessions-50.3%
120,000	Guam GO1	5.125		11/15/2027	121,256
400,000	Guam GO1	6.750		11/15/2029	444,020
1,600,000	Guam GO1	7.000		11/15/2039	1,784,848
200,000	Guam Government Business Privilege[1]	5.000		01/01/2031	218,248
250,000	Guam Government Waterworks Authority & Wastewater System[1]	5.875		07/01/2035	254,925
65,000	Guam Power Authority, Series A	5.250		10/01/2023	65,003
800,000	Guam Power Authority, Series A1	5.500		10/01/2030	837,736
560,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)[1]	5.250		06/01/2032	527,649
2,815,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)[1]	5.625		06/01/2047	2,395,143
730,000	Northern Mariana Islands Commonwealth, Series A	5.000		06/01/2017	694,354
1,845,000	Northern Mariana Islands Commonwealth, Series A	5.000		06/01/2030	1,542,420
950,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.250		07/01/2042	946,438
1,700,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2044	1,783,215

4	Oppenheimer Rochester Maryland Municipal Fund

Oppenheimer Rochester Maryland Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Value
$1,500,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.125%		07/01/2024	$1,765,440
1,175,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375		05/15/2033	1,174,930
165,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	164,987
2,330,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	2,329,790
39,500,000	Puerto Rico Children’s Trust Fund (TASC)	7.625	[5]	05/15/2057	683,350
1,000,000	Puerto Rico Commonwealth GO1	5.750		07/01/2036	1,052,740
500,000	Puerto Rico Commonwealth GO1	6.000		07/01/2029	548,790
750,000	Puerto Rico Commonwealth GO1	6.500		07/01/2037	844,793
1,870,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2028	1,987,286
300,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2029	318,609
330,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2031	346,371
1,500,000	Puerto Rico Highway & Transportation Authority[1]	5.500		07/01/2030	1,663,095
500,000	Puerto Rico Infrastructure[1]	6.000		12/15/2026	573,745
90,000	Puerto Rico Infrastructure (Mepsi Campus)	5.600		10/01/2014	92,831
430,000	Puerto Rico Infrastructure (Mepsi Campus)	6.250		10/01/2024	452,304
1,165,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500		10/01/2037	1,208,827
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		04/01/2027	100,761
150,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	145,932
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.125		04/01/2032	100,335
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		04/01/2042	100,406
250,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.700		05/01/2024	250,073
1,000,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2042	994,760
550,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2031	649,836
500,000	Puerto Rico Public Buildings Authority[1]	6.500		07/01/2030	575,220
2,350,000	Puerto Rico Public Buildings Authority[1]	6.750		07/01/2036	2,753,190
500,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2021	548,230
750,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2025	810,728
2,000,000	Puerto Rico Public Finance Corp., Series B1	5.500		08/01/2031	2,137,760
10,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.130	[5]	08/01/2043	1,703,900
1,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	0.000	[7]	08/01/2032	1,021,260
8,000,000	Puerto Rico Sales Tax Financing Corp., Series C2	5.750		08/01/2057	8,809,280
200,000	University of Puerto Rico, Series Q1	5.000		06/01/2030	202,226
175,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000		10/01/2023	187,539
810,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000		10/01/2031	836,714
440,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000		05/15/2031	393,862
1,000,000	V.I. Water & Power Authority, Series A1	5.000		07/01/2031	1,012,614

					50,157,769

Total Investments, at Value (Cost $110,036,426)-116.5%					116,144,276
Liabilities in Excess of Other Assets-(16.5)					(16,465,050)

Net Assets-100.0%					$99,679,226

5	Oppenheimer Rochester Maryland Municipal Fund

Oppenheimer Rochester Maryland Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Footnotes to Statement of Investments

*	June 29, 2012 represents the last business day of the Fund’s quarterly period. See accompanying Notes.
1.	All or a portion of the security position has been segregated for collateral to cover borrowings.
2.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.
3.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
4.	Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See accompanying Notes.
5.	Zero coupon bond reflects effective yield on the date of purchase.
6.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after June 29, 2012. See accompanying Notes.
7.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

To simplify the listings of securities, abbreviations are used per the table below:

EDC	Economic Devel. Corp.
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HP	Healthpartners
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
KKA	Kennedy Krieger Associates
KKCH	Kennedy Krieger Children’s Hospital
KKECS	Kennedy Krieger Education & Community Services
KKRI	Kennedy Krieger Research Institute
LBH	Lifebridge Health
NWHC	Northwest Hospital Center
ROLs	Residual Option Longs
SHB	Sinai Hospital of Baltimore
TASC	Tobacco Settlement Asset-Backed Bonds
V.I.	United States Virgin Islands

6	Oppenheimer Rochester Maryland Municipal Fund

Oppenheimer Rochester Maryland Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Notes to Statement of Investments

Quarterly Period. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative

7	Oppenheimer Rochester Maryland Municipal Fund

Oppenheimer Rochester Maryland Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate

8	Oppenheimer Rochester Maryland Municipal Fund

Oppenheimer Rochester Maryland Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of June 29, 2012, the Fund’s maximum exposure under such agreements is estimated at $11,000,000.

9	Oppenheimer Rochester Maryland Municipal Fund

Oppenheimer Rochester Maryland Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At June 29, 2012, municipal bond holdings with a value of $19,809,580 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $11,000,000 in short-term floating rate securities issued and outstanding at that date.

At June 29, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$5,000,000	MD H&HEFA ROLs[3]	9.965%	5/15/46	$6,000,300
2,000,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	20.943	8/1/57	2,809,280

				$8,809,580

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $11,000,000 as of June 29, 2012.

10	Oppenheimer Rochester Maryland Municipal Fund

Oppenheimer Rochester Maryland Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 29, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$849,508

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of June 29, 2012 is as follows:

Cost	$350,000
Market Value	$140,000
Market Value as a % of Net Assets	0.14%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of June 29, 2012, securities with an aggregate market value of $140,000, representing 0.14% of the Fund’s net assets, were subject to these forbearance agreements. Interest payments of $28,688 are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.

11	Oppenheimer Rochester Maryland Municipal Fund

Oppenheimer Rochester Maryland Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

12	Oppenheimer Rochester Maryland Municipal Fund

Oppenheimer Rochester Maryland Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities

13	Oppenheimer Rochester Maryland Municipal Fund

Oppenheimer Rochester Maryland Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of June 29, 2012 based on valuation input level:

	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Maryland	$—	$65,986,507	$—	$65,986,507
U.S. Possessions	—	50,157,769	—	50,157,769

Total Assets	$—	$116,144,276	$—	$116,144,276

14	Oppenheimer Rochester Maryland Municipal Fund

Oppenheimer Rochester Maryland Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

15	Oppenheimer Rochester Maryland Municipal Fund

Oppenheimer Rochester Maryland Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 29, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$99,054,286	[1]

Gross unrealized appreciation	$8,036,057
Gross unrealized depreciation	(1,928,456)

Net unrealized appreciation	$6,107,601

1.	The Federal tax cost of securities does not include cost of $10,982,389, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

16	Oppenheimer Rochester Maryland Municipal Fund

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/29/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Maryland Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	8/9/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	8/9/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	8/9/2012